SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION

6.	SEGMENT INFORMATION

The Company and the chief operating decision maker, or CODM, measure performance based on the Company's overall return to shareholders based on consolidated net income. The CODM does not review a measure of operating result at a lower level than the consolidated group. Consequently, the Company has only one reportable segment: tankers. The tankers segment includes crude oil tankers and product tankers.

The Company's management does not evaluate performance by geographical region as this information is not meaningful.

No customers in the year ended December 31, 2019, individually accounted for 10% or more of the Company's consolidated operating revenues.

Revenues from one customer in the year ended December 31, 2018 individually accounted for 10% or more of the Company's consolidated operating revenues in the amount of $81.1 million.

No customers in the year ended December 31, 2017, individually accounted for 10% or more of the Company's consolidated operating revenues.